Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, VIE and VIE’s subsidiaries for which the Company is the primary beneficiary. All significant inter-company balances and transactions between the Company, its subsidiaries, VIE and VIE’s subsidiaries are eliminated.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Management evaluates these estimates and assumptions on a regular basis. Significant accounting estimates reflected in the Company’s consolidated financial statements include but are not limited to estimates and judgments applied in the allowance for receivables, write down of other assets, estimated useful lives of property and equipment, impairment on inventory, sales return, product warranties, the valuation allowance for deferred tax assets and income tax and provision for employee benefits. Actual results could differ from those estimates and judgments.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments with original maturities of three months or less at the date of purchase, that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash	Restricted cash Restricted cash consisted of collateral representing cash deposits for long-term borrowings.
Accounts receivable, net

Accounts receivable, net

Accounts receivable and other receivables are reflected in the Company’s consolidated balance sheets at their estimated collectible amounts. A substantial majority of its accounts receivable are derived from sales to well-known technological clients. The Company follows the allowance method of recognizing uncollectible accounts receivable and other receivables, pursuant to which the Company regularly assesses its ability to collect outstanding customer invoices and make estimates of the collectability of accounts receivable and other receivables. The Company provides an allowance for doubtful accounts when it determines that the collection of an outstanding customer receivable is not probable. The allowance for doubtful accounts is reviewed on a timely basis to assess the adequacy of the allowance. The Company takes into consideration (a) historical bad debts experience, (b) any circumstances of which it is aware of a customer’s or debtor’s inability to meet its financial obligations, (c) changes in its customer or debtor payment history, and (d) its judgments as to prevailing economic conditions in the industry and the impact of those conditions on its customers and debtors. If circumstances change, such that the financial conditions of its customers or debtors are adversely affected and they are unable to meet their financial obligations to the Company, it may need to record additional allowances, which would result in a reduction of its net income.

Concentration of credit risk and major customers

Concentration of credit risk and major customers

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of March 31, 2024 and September 30, 2024, the aggregate amounts of cash and cash equivalents, and restricted cash are RMB77.1 million and RMB105.8 million respectively.

To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in PRC. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company establishes an accounting policy for allowance for doubtful accounts on the individual customer’s financial condition, credit history, and the current economic conditions. As of March 31, 2024 and September 30, 2024, the Company recorded RMB0.3 million of allowances for accounts receivable.

Major customers and accounts receivable — During the six months ended September 30, 2023, the Company had four customers that accounted over 10% of revenues, and revenue from the customers amounted to RMB17.3 million, RMB16.1 million, 10.2 million and RMB8.4  million, respectively, relate to Feature phone/Smart phone segment. During the six months ended September 30, 2024, the Company had two customers that accounted over 10% of revenues, and revenue from the customers amounted to RMB41.69 million relate to notebook computer segment.

Major suppliers —During the six months ended September 30, 2023, the Company had two suppliers accounting over 10% of total purchases and processing fees. During the six months ended September 30, 2024, the Company had one supplier accounting over 10% of total purchases and processing fees.

Inventories

Inventories

Inventories of the Company consist of raw materials, finished goods and work in process. Inventories are stated at lower of cost or net realizable value with cost being determined on the weighted average method. Elements of cost in inventories include raw materials, direct labor costs, other direct costs, consignment manufacturing cost and manufacturing overhead. The Company assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon the product life-cycle.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to expenses as incurred. Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:

Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Upon retirement or sale of an asset, the cost of the asset and the related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is credited or charged to other (income) expenses, net.

Intangible assets, net

Intangible assets, net

Intangible asset results from the acquisition of the licensed software and customer relationships. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. The Company accounts for such licensed software with definite lives and amortized using the straight-line method over its estimated useful life of 3 to 10 years.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews the carrying value of long-lived assets to be held and used when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose. No impairment charge was recognized for all periods presented.

Equity method investment

Equity method investment

The Company’s long-term investments consist of equity method investment. Investment in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investment at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company evaluates the equity method investment for impairment under ASC 323. An impairment loss on the equity method investment is recognized in earnings when the decline in value is determined to be other-than-temporary.

Fair value of financial instruments

Fair value of financial instruments

Under the FASB’s authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable inputs. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1	Valuations for assets and liabilities traded in active exchange markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or similar assets or liabilities.

Level 3	Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and not based on market exchange, dealer or broker traded transactions. Level 3 valuations incorporate certain unobservable assumptions and projections in determining the fair value assigned to such assets.

All transfers between fair value hierarchy levels are recognized by the Company at the end of each reporting period. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risks associated with investment in those instruments.

Fair Value Measured or Disclosed on a Recurring Basis

Fair Value Measured or Disclosed on a Recurring Basis

Borrowings — Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 fair value measurement. The carrying value of the Company’s borrowings approximates fair value as the borrowing bears interest rates that are similar to existing market rates.

Other financial items for disclosure purpose — The fair value of other financial items of the Company for disclosure purpose, including cash and cash equivalents, restricted cash, accounts receivable, other receivables, other current assets, accounts payable, other payables and accrued liabilities, approximate their carrying value due to their short-term nature.

Government Grants

Government Grants

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the enterprise will comply with the conditions attached to them. When the Company received the government grants but the conditions attached to the grants have not been fulfilled, such government grants are deferred and recorded as deferred revenue. As of September 30, 2024 and March 31, 2024, the deferred revenue were RMB5.2 million and RMB 6.2 million, respectively. The classification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled. Grants that compensate the Company for expenses incurred are recognized as other income in statement of income on a systematic basis in the same periods in which the expenses are incurred. Government subsidies recognized as other income in the consolidated statement of comprehensive loss for the six months ended September 30, 2023 and 2024 were RMB0.3 million and RMB1.9 million, respectively.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease, right-of-use (“ROU”) assets and lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease, ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. It uses the implicit rate when readily determinable. The operating lease, ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company have elected not to recognize ROU assets and lease liabilities for short-term leases for all classes of underlying assets. Short-term leases are leases with terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue recognition

Revenue recognition

The Company derives revenue principally from the sale of mobile phones, notebook computer and accessories. Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration the Company expects to be entitled from a customer in exchange for providing the goods or services.

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The Company’s revenue is primary derived from (i) OEM and ODM services for well-known brands; (2) its own in-house brands, positioned in the emerging middle class consumer groups and price-sensitive consumers in emerging markets. Refer to Note 18 to the consolidated financial statements for disaggregation of the Company’s revenue by type of product and geography information for the six months ended September 30, 2023 and 2024.

1) Cooperation with OEM/ODM customers

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company generates its revenue through product sales, and shipping terms generally indicate when it has fulfilled its performance obligations and passed control of products to its customer, when the goods have been shipped to the customer’s specific location (delivery). Following delivery, the customer has full discretion over the manner of distribution and price to sell the goods, has the primary responsibility when selling the goods and bears the risks of obsolescence and loss in relation to the goods but has no right to return the products (other than for defective products). A receivable is recognized by the Company when the goods are delivered to the customer as this represents the point in time at which the right to consideration becomes unconditional, as only the passage of time is required before payment is due. Revenue from OEM/ODM customers does not meet the criteria to be recognized over time since 1) it does not have the right of payment for the performance completed to date, 2) its work neither creates or enhances an asset controlled by customers until goods are delivered to the customer, 3) customers do not receive and consume benefits simultaneously provided by its performance.

2) Sales of products for in-house brands

The Company ceased operations in India where in-house brand products were produced, for the six months ended September 30, 2023. Due to an overall change of business environment in India since July 2021, the Company has decided to make a strategic shift and switch focus from India to Mexico.

Contract assets and liabilities

Contract assets and liabilities

Contract assets, such as costs to obtain or fulfill contracts, are an insignificant component of the Company’s revenue recognition process. The majority of the Company’s cost of fulfillment as a manufacturer of products is classified as inventories and property and equipment, which are accounted for under the respective guidance for those asset types. Other costs of contract fulfillment are immaterial due to the nature of the Company’s products and their respective manufacturing processes.

Contract liabilities are mainly advance from customers.

Warranty

Warranty

The Company offers a standard product warranty that the product will operate under normal use. For products sold to OEM/ODM customers, the warranty period generally ranges from one to two years from the time of final acceptance. In general, the Company ships free spare parts as product warranty to these customers while the products are sold. For products sold to end users through retailers in India, the warranty period includes a one year warranty to end users. The Company has the obligation, at its option, to either repair or replace the defective product. The customers cannot separately purchase the warranty and the warranty doesn’t provide the customer with additional service other than assurance that the product will function as expected. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve.

Value added tax

Value added tax

In the PRC, value added tax (the “VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019 until now) on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

Cost of sales

Cost of sales

Cost of sales consists primarily of material costs, direct labor costs, other direct costs, consignment manufacturing cost and manufacturing overhead, which are directly attributable to the production of products. Write-down of inventories to lower of cost or net realizable value is also recorded in cost of sales.

Borrowing cost

Borrowing cost

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale, are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the consolidated statement of comprehensive loss in the period in which they are incurred.

Income taxes

Income taxes

Income taxes are accounted for using the asset and liability method as prescribed by ASC 740 “Income Taxes.” Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance would be provided for those deferred tax assets for which if it is more likely than not that the related benefit will not be realized.

Uncertain tax positions

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Company did not recognize any interest and penalties associated with uncertain tax positions for the six months ended September 30, 2023 and 2024. As of March 31, 2024 and September 30, 2024, the Company did not have any significant unrecognized uncertain tax positions.

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of the Company is the RMB. The Company’s subsidiaries, consolidated VIE and VIE’s subsidiaries with operations in the PRC, Hong Kong, and other jurisdictions generally use their respective local currencies as their functional currencies, except that UTime Trading uses United States dollar (“US$”) as functional currency. The financial statements of the Company’s subsidiaries, other than the consolidated VIE and VIE’s subsidiary with the functional currency in RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities, historical exchange rate for equity amounts and the average rate during the reporting period for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries and consolidated VIE and VIE’s subsidiary, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in other (income) expenses, net in the consolidated statements of comprehensive loss.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into USD as of and for the six months ended September 30, 2024 are solely for the convenience of the reader and has been made at the exchange rate quoted by the central parity of RMB against the USD by the People’s Bank of China on September 30, 2024 of USD 1.00 = RMB7.0176. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2024, or at any other rate.

Comprehensive loss	Comprehensive loss Comprehensive loss is comprised of the Company’s net loss and comprehensive loss. The component of comprehensive loss is consisted solely of foreign currency translation adjustments.
Loss per share

Loss per share

Basic net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period. Diluted net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares, if any. Basic and diluted loss per share for each of the periods presented are calculated as follows:

	Six months ended September 30,
	2023	2024
	RMB	RMB

Numerator:
Net loss	(11,766)	(127,317)
Net loss attributable to non-controlling interest	(1,280)	-
Net loss attributable to UTime Limited, basic and diluted	(10,486)	(127,317)
Denominator:
Weighted average shares outstanding, basic and diluted	13,567,793	16,550,762
Net loss attributable to UTime Limited per ordinary share:
Continuing operations	(0.76)	(7.69)
Discontinued operation	(0.01)	-

Recently issued accounting standards

Recently issued accounting standards

 The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its condensed consolidated financial statements and assures that there are proper controls in place to ascertain that the Company’s condensed consolidated financial statements properly reflect the change.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses standard. The new effective date for these preparers is for fiscal years beginning after July 1, 2023, including interim periods within those fiscal years. The Company has not early adopted this update and it will become effective on July 1, 2023 assuming the Company will remain eligible to be smaller reporting company. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements and related disclosures.

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. The amendments in this Update to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 is effective for the Company for annual and interim reporting periods beginning July 1, 2022. The Company adopted this new standard on July 1, 2021 on its accounting for the convertible notes issued in December 2021.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Non-refundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning July 1, 2021. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The adoption of this new standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for annual periods beginning after July 1, 2021 for public business entities. The amendments in this Update should be applied retrospectively. The adoption of this new standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on the consolidated financial statements.

On June 30, 2022, FASB issued ASU No. 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security’s unit of account. The new standard is effective for the Company for its fiscal year beginning January 1, 2024, with early adoption permitted.

On March 28, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-01, Leases (Topic 842): Common Control Arrangements. The amendments in ASU 2023-01 improve current GAAP by clarifying the accounting for leasehold improvements associated with common control leases, thereby reducing diversity in practice. Additionally, the amendments provide investors and other allocators of capital with financial information that better reflects the economics of those transactions. The new standard is effective for the Company for its fiscal year beginning January 1, 2024, with early adoption permitted.